Financial instruments - Hedging reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Hedging Reserve of cash flow hedges [Roll Forward]
Balance at beginning of the year	$ 23	$ 0
Unrealized losses on fair value that may be subsequently reclassified to consolidated statements of loss	(3,386)	(337)
Losses reclassified to direct cost of revenues, general and administrative expenses, research and development expenses, and sales and marketing expenses.	3,238	360
Balance at end of the year	$ (125)	$ 23